NOTES PAYABLE - Equipment Note Payable (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended		1 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Nov. 18, 2014
Short-term Debt [Line Items]
Payments of notes payable	$ 388	$ 200	$ 99,659	$ 800
Notes Payable | Equipment Note Payable
Short-term Debt [Line Items]
Debt, face amount						1,838
Stated interest rate						8.00%
Payments of notes payable					184
Monthly principal and interest payments					$ 144